10 Taxes recoverable (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	17 Months Ended
	Jun. 30, 2018	Feb. 28, 2015	Nov. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	May 31, 2018
DisclosureOfTaxesRecoverableLineItems [Line Items]
Rate of income tax refund	0.10%	3.00%	1.00%			0.10%	2.00%
Taxes recoverable				R$ 3,495,729	R$ 1,755,979
Total tax assets				2,350,817
Tax assets current				439,933	423,900
Tax assets non current				239,847	241,788
REINTEGRA Program [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Amount of tax credits				9,157	69,055
Offset amount of tax				9,532	R$ 144,957
PIS And COFINS Taxes [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable				2,048,782
Other Operating Income [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable				1,904,206
Financial Income [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable				R$ 207,582